Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Stock-Based Compensation
Schedule of assumptions used to measure fair value

	2019	2018
Risk free interest rate	1.95%	2.80%
Expected term (in years)	6.02	6.11
Expected volatility	41.48%	41.98%
Expected dividend yield	0%	0%

Schedule of stock option activity

The following table shows stock option activity for the years ended December 31, 2019, 2018 and 2017:

						Weighted
					Weighted	Average
	Number of Shares				Average	Remaining	Aggregate
	Time				Exercise	Term	Intrinsic
	Based	PSP	LTIP	Total	Price	(years)	Value
Outstanding at December 31, 2016	$44,530	—	—	44,530	$0.22	8.24	$30,680
Granted	14,165	—	5,131	19,296	1.17
Exercised	(1,306)	—	—	(1,306)	0.15
Forfeited	(958)	—	—	(958)	0.61
Outstanding at December 31, 2017	$56,431	—	5,131	61,562	$0.51	8.00	$32,401
Granted	13,564	5,320	35,058	53,942	1.18
Exercised	(2,297)	—	—	(2,297)	0.25
Forfeited	(1,171)	(159)	—	(1,330)	0.88
Outstanding at December 31, 2018	$66,527	5,161	40,189	111,877	$0.84	8.15	$69,765
Granted	16,278	6,263	5,628	28,169	1.65
Exercised	(2,837)	(112)	—	(2,949)	0.41
Forfeited	(1,196)	(79)	—	(1,275)	1.19
Outstanding at December 31, 2019	$78,772	11,233	45,817	135,822	$1.01	7.64	$203,431
Time Vesting*				75,170	$0.84	7.01	$125,849
PSP**				10,719	$1.44	8.92	$11,484
LTIP**				8,568	$1.21	8.42	$11,129

*    Adjusted for assumed forfeitures

**  Adjusted for assumed forfeitures, excludes post‑2019 vesting